Interest Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Supplemental Income Statement Elements [Abstract]
Interest expense and amortization cost of bonds	$ 21,009	130,355	69,785
Interest expense on bank and other borrowings	10,750	66,699	43,839	17,807
Interest expense on capital lease	6,584	40,849	31,863	5,287
Total interest costs	38,343	237,903	145,487	23,094
Less: Total interest costs capitalized	(948)	(5,883)	(8,712)	(11,718)
Interest expense, net	$ 37,395	232,020	136,775	11,376